UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22041

                                                           Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — July 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 78.8%
	HEALTH CARE — 15.4%
	Biotechnology — 2.8%
6,800	Bio-Rad Laboratories Inc., Cl. A†	$1,025,032
70,000	KYTHERA Biopharmaceuticals Inc.†	5,216,400
5,000	QLT Inc.†	18,850

		6,260,282

	Health Care Equipment and Supplies — 2.7%
3,000	Alere Inc.†	145,830
110,000	ArthroCare Corp. Stub	38,500
6,000	Audika Groupe	116,305
12,000	Exactech Inc.†	239,760
6,000	ICU Medical Inc.†	599,520
10,000	Smith & Nephew plc, ADR	370,100
70,000	Thoratec Corp.†	4,430,300
992	Wright Medical Group Inc.†	25,633

		5,965,948

	Health Care Providers and Services — 3.0%
1,000	Chemed Corp.	148,460
2,500	Cigna Corp.	360,150
600	Humana Inc.	109,254
60,000	Omnicare Inc.	5,811,000
2,500	Synergy Health plc†	67,932

		6,496,796

	Life Sciences Tools and Services — 1.7%
3,600	Illumina Inc.†	789,480
73,000	WuXi PharmaTech Cayman Inc., ADR†	3,029,500

		3,818,980

	Pharmaceuticals — 5.2%
856	AbbVie Inc.	59,913
36,000	AstraZeneca plc, ADR	1,216,440
26,000	Bristol-Myers Squibb Co.	1,706,640
5,991	Grifols SA, ADR	194,408
30,971	Hospira Inc.†	2,770,356
5,000	Mylan NV†	279,950
500	Perrigo Co. plc	96,100
22,700	Receptos Inc.†	5,172,422

		11,496,229

	TOTAL HEALTH CARE	34,038,235

	CONSUMER DISCRETIONARY — 12.4%
	Auto Components — 1.1%
60,000	Cooper Tire & Rubber Co.	1,975,800
10,000	Tenneco Inc.†	498,100

		2,473,900

	Diversified Consumer Services — 0.1%
2,000	Funespana SA†	15,881

Shares		Market Value

10,000	Orbitz Worldwide Inc.†	$112,800

		128,681

	Hotels, Restaurants, and Leisure — 1.6%
8,000	Belmond Ltd., Cl. A†	96,880
3,000	Churchill Downs Inc.	405,180
180,000	Dover Motorsports Inc.	423,000
14,000	Eldorado Resorts Inc.†	118,300
16,001	International Game Technology plc†	316,820
38,000	Ryman Hospitality Properties Inc.	2,172,840

		3,533,020

	Household Durables — 0.1%
21,700	Aga Rangemaster Group plc†	62,523
10,000	Nobility Homes Inc.†	98,500
18,000	Skyline Corp.†	58,860

		219,883

	Media — 8.6%
100,000	ACME Communications Inc.†	2,705
10,000	Chime Communications plc	56,375
155,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,497,300
80,000	Crown Media Holdings Inc., Cl. A†	357,600
3,600	Discovery Communications Inc., Cl. A†	118,872
10,800	Discovery Communications Inc., Cl. C†	327,240
20,000	DISH Network Corp., Cl. A†	1,292,200
5,000	Liberty Broadband Corp., Cl. A†	269,850
13,091	Liberty Broadband Corp., Cl. C†	700,761
18,866	Liberty Global plc, Cl. A†	989,710
38,000	Liberty Global plc, Cl. C†	1,867,320
943	Liberty Global plc LiLAC, Cl. A†	40,323
1,900	Liberty Global plc LiLAC, Cl. C†	80,845
20,000	Liberty Media Corp., Cl. A†	756,000
30,000	Liberty Media Corp., Cl. C†	1,131,000
50,000	Martha Stewart Living Omnimedia Inc., Cl. A†	303,500
30,000	Media General Inc.†	476,100
4,000	Scripps Networks Interactive Inc., Cl. A	250,320
10,000	SFX Entertainment Inc.†	31,800
20,000	Shaw Communications Inc., Cl. B	424,000
229,200	Sky Deutschland AG†	1,711,688
5,300	Societe d’Edition de Canal +	46,449
20,000	Starz, Cl. A†	809,000
80,000	Telenet Group Holding NV†	4,512,487
4,000	Time Warner Cable Inc.	760,040
4,000	Time Warner Inc.	352,160

		19,165,645

	Specialty Retail — 0.9%
8,000	Aaron’s Inc.	295,840
6,000	Blyth Inc.†	27,660
12,000	Pier 1 Imports Inc.	141,720
110,000	The Pep Boys - Manny, Moe & Jack†	1,303,500

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Specialty Retail (Continued)
18,900	World Duty Free SpA†	$211,098

		1,979,818

	TOTAL CONSUMER DISCRETIONARY	27,500,947

	INFORMATION TECHNOLOGY — 10.2%
	Communications Equipment — 0.1%
2,050	Harris Corp.	170,027

	Electrical Equipment and Instruments — 1.0%
47,300	Axis Communications AB†	1,869,136
500	Data Modul AG	17,308
50,000	GrafTech International Ltd.†	251,500
1,000	Park Electrochemical Corp.	17,660

		2,155,604

	Semiconductors and Semiconductor Equipment — 3.4%
110,000	Altera Corp.	5,462,600
43,000	Broadcom Corp., Cl. A	2,176,230
10,000	MoSys Inc.†	13,900
300	OmniVision Technologies Inc.†	7,326
2,500	Xcerra Corp.†	15,714

		7,675,770

	Software — 5.7%
10,000	Anite plc	19,638
116,000	Dealertrack Technologies Inc.†	7,200,120
75,000	FalconStor Software Inc.†	105,000
100,000	Informatica Corp.†	4,852,000
200	InterXion Holding NV†	5,524
1,000	Rocket Fuel Inc.†	7,620
14,000	Take-Two Interactive Software Inc.†	442,120
400	Xoom Corp.†	9,940

		12,641,962

	TOTAL INFORMATION TECHNOLOGY	22,643,363

	INDUSTRIALS — 10.1%
	Aerospace and Defense — 0.7%
40,000	Kaman Corp.	1,578,800

	Air Freight and Logistics — 1.4%
2,000	Norbert Dentressangle SA	432,710
318,427	TNT Express NV	2,668,303

		3,101,013

	Commercial Services and Supplies — 1.7%
10,500	Rollins Inc.	304,500
10,000	The Brink’s Co.	312,300
150,000	The Interpublic Group of Companies Inc.	3,195,000
400	Towers Watson & Co., Cl. A	50,712

Shares		Market Value

1,111	Vectrus Inc.†	$25,775

		3,888,287

	Electrical Equipment — 3.2%
140,000	HellermannTyton Group plc	1,031,061
100,000	Polypore International Inc.†	6,012,000

		7,043,061

	Machinery — 2.7%
8,000	CIRCOR International Inc.	382,640
12,000	CNH Industrial NV	107,409
35,000	Pall Corp.	4,425,750
30,000	Xylem Inc.	1,035,900

		5,951,699

	Railroads and Transportation — 0.4%
1,000	GATX Corp.	53,040
49,000	Navistar International Corp.†	859,460

		912,500

	TOTAL INDUSTRIALS	22,475,360

	MATERIALS — 8.5%
	Building Products — 1.4%
100,000	Griffon Corp.	1,724,000
14,001	Norbord Inc.	271,585
12,000	Vulcan Materials Co.	1,092,240

		3,087,825

	Chemicals — 4.1%
132,000	Alent plc	979,152
10,000	OM Group Inc.	338,800
30,000	SGL Carbon SE†	516,287
52,000	Sigma-Aldrich Corp.	7,259,720

		9,093,959

	Containers and Packaging — 2.1%
9,000	Greif Inc., Cl. B	343,080
284,000	Myers Industries Inc.	4,296,920

		4,640,000

	Materials — 0.4%
6,000	Cytec Industries Inc.	445,380
30,000	Italcementi SpA	331,452

		776,832

	Metals and Mining — 0.5%
40,368	Alamos Gold Inc., Cl. A†	131,196
95,000	Alcoa Inc.	937,650
1,000	Allegheny Technologies Inc.	21,320
17,752	AuRico Metals Inc.†	7,058
19,000	Pan American Silver Corp.	118,400

		1,215,624

	TOTAL MATERIALS	18,814,240

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	FINANCIALS — 8.4%
	Capital Markets — 0.1%
50,000	BKF Capital Group Inc.†	$35,555
3,000	Kinnevik Investment AB, Cl. A	96,676

		132,231

	Commercial Banks — 1.6%
1,000	City National Corp.	89,910
160,000	First Niagara Financial Group Inc.	1,553,600
30,000	Hilltop Holdings Inc.†	631,500
500	Home Loan Servicing Solutions Ltd.	342
100,000	Hudson City Bancorp Inc.	1,031,000
20,025	Sterling Bancorp	298,172

		3,604,524

	Consumer Finance — 1.7%
30,000	Blackhawk Network Holdings Inc.†	1,377,900
90,000	Navient Corp.	1,413,000
100,000	SLM Corp.†	913,000

		3,703,900

	Insurance — 5.0%
1,650	Argo Group International Holdings Ltd.	93,027
1,000	Aspen Insurance Holdings Ltd.	48,090
60,000	HCC Insurance Holdings Inc.	4,629,600
200	Montpelier Re Holdings Ltd.	8,530
34,500	National Interstate Corp.	871,470
6,000	PartnerRe Ltd.	815,760
40,000	StanCorp Financial Group Inc.	4,560,800

		11,027,277

	Real Estate Management and Development — 0.0%
1,000	Associated Estates Realty Corp.	28,750
1,000	Conwert Immobilien Invest SE†	12,130

		40,880

	TOTAL FINANCIALS	18,508,812

	UTILITIES — 5.1%
	Electric Utilities — 3.1%
76,368	Cleco Corp.	4,156,710
40,000	Endesa SA	840,820
2,000	Hawaiian Electric Industries Inc.	59,900
62,000	Pepco Holdings Inc.	1,654,160
5,000	UIL Holdings Corp.	239,700

		6,951,290

	Gas Utilities — 0.1%
4,000	Southwest Gas Corp.	225,360

	Independent Power Producers and Energy Traders — 0.0%
75,000	GenOn Energy Inc., Escrow	0

Shares		Market Value

	Multi-Utilities — 1.4%
56,000	NorthWestern Corp.	$3,015,040

	Water — 0.5%
30,000	Severn Trent plc	1,032,560

	TOTAL UTILITIES	11,224,250

	TELECOMMUNICATION SERVICES — 4.3%
	Diversified Telecommunications Services — 1.5%
280,000	Asia Satellite Telecommunications Holdings Ltd.	617,623
150,000	Cincinnati Bell Inc.†	586,500
300,000	Colt Group SA†	880,768
220,000	Koninklijke KPN NV	869,814
3,500	Level 3 Communications Inc.†	176,750
1,400	Loral Space & Communications Inc.†	88,690
1,000	Rogers Communications Inc., Cl. B	35,080

		3,255,225

	Wireless Telecommunications Services — 2.8%
22,000	Millicom International Cellular SA, SDR	1,609,181
70,000	Sprint Corp.†	235,900
9,000	Telephone & Data Systems Inc.	264,690
40,000	T-Mobile US Inc.†	1,626,400
70,000	United States Cellular Corp.†	2,605,400

		6,341,571

	TOTAL TELECOMMUNICATION SERVICES	9,596,796

	CONSUMER STAPLES — 2.6%
	Consumer Products — 0.1%
60,000	Avon Products Inc.	340,200

	Food and Staples Retailing — 0.9%
7,000	Casey’s General Stores Inc.	715,505
5,000	CST Brands Inc.	189,400
6,400	SpartanNash Co.	206,144
29,700	Village Super Market Inc., Cl. A	851,796

		1,962,845

	Food Products — 1.6%
4,500	Flowers Foods Inc.	97,470
40,000	GrainCorp Ltd., Cl. A	261,096
500,000	Parmalat SpA	1,315,703
6,000	Post Holdings Inc.†	322,440
43,260	Tootsie Roll Industries Inc.	1,404,652
1,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.†	6,823
550,000	Yashili International Holdings Ltd.	159,630

		3,567,814

	TOTAL CONSUMER STAPLES	5,870,859

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — July 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY — 1.8%
	Energy Equipment and Services — 0.1%
4,000	Baker Hughes Inc.	$232,600

	Oil, Gas, and Consumable Fuels — 1.7%
500,000	Alvopetro Energy Ltd.†	133,807
7,000	Anadarko Petroleum Corp.	520,450
29,000	BG Group plc	494,769
150,000	Dragon Oil plc	1,717,030
345,000	Gulf Coast Ultra Deep Royalty Trust†	179,400
10,000	Halcon Resources Corp.†	11,000
3,000	Noble Energy Inc.	105,690
1,000	REC Solar ASA†	13,038
140,000	WesternZagros Resources Ltd.†	17,127
26,000	Whiting Petroleum Corp.†	532,740

		3,725,051

	TOTAL ENERGY	3,957,651

	TOTAL COMMON STOCKS	174,630,513

	RIGHTS — 0.5%
	TELECOMMUNICATION SERVICES — 0.4%
	Wireless Telecommunications Services — 0.4%
315,000	Leap Wireless International Inc., CVR, expire 03/14/16†	793,800

	HEALTH CARE — 0.1%
	Biotechnology — 0.0%
20,000	Adolor Corp., CPR, expire 07/01/19†	10,400
13,000	Ambit Biosciences Corp., CVR†	7,800

		18,200

	Health Care Equipment and Supplies — 0.0%
5,000	American Medical Alert Corp.†	50

	Pharmaceuticals — 0.1%
11,000	Chelsea Therapeutics International Ltd., CVR†	1,210
20,000	Durata Therapeutics Inc., CVR†	3,200
4,700	Furiex Pharmaceuticals Inc., CVR†	45,919
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	60
23,200	Prosensa Holding, CVR†	22,968
156,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	82,680
86,000	Trius Therapeutics, CVR†	11,180

		167,217

	TOTAL HEALTH CARE	185,467

Shares		Market Value
	CONSUMER STAPLES — 0.0%
	Food and Staples Retailing — 0.0%
220,000	Safeway Casa Ley, CVR, expire 01/30/19†	$104,500
220,000	Safeway PDC, CVR, expire 01/30/17†	10,736

		115,236

	TOTAL CONSUMER STAPLES	115,236

	TOTAL RIGHTS	1,094,503

	WARRANTS — 0.0%
	ENERGY — 0.0%
	Oil, Gas, and Consumable Fuels — 0.0%
45,000	Kinder Morgan Inc., expire 05/25/17†	76,950

	MATERIALS — 0.0%
	Metals and Mining — 0.0%
850	HudBay Minerals Inc., expire 07/20/18†	357

	TOTAL WARRANTS	77,307

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 20.7%
$45,805,000	U.S. Treasury Bills,
	0.000% to 0.145%††, 08/06/15 to 01/28/16	45,789,851

	TOTAL INVESTMENTS — 100.0% (Cost $208,104,827)	$221,592,174

	Aggregate tax cost	$210,951,917

	Gross unrealized appreciation	$25,597,342
	Gross unrealized depreciation	(14,957,085)

	Net unrealized appreciation/depreciation	$10,640,257

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of July 31, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 7/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Health Care Equipment and Supplies	$5,927,448	—	$38,500	$5,965,948
Other Industries (a)	28,072,287	—	—	28,072,287
Consumer Discretionary
Media	19,162,940	$2,705	—	19,165,645
Other Industries (a)	6,162,462	—	—	6,162,462
Utilities
Independent Power Producers and Energy Traders	—	—	0	0
Other Industries (a)	11,224,250	—	—	11,224,250
Consumer Staples
Food Products	3,560,991	6,823	—	3,567,814
Other Industries (a)	2,296,222	—	—	2,296,222
All Other Industries (a)	98,175,885	—	—	98,175,885
Total Common Stocks	174,582,485	9,528	38,500	174,630,513
Rights (a)	—	—	1,094,503	1,094,503
Warrants (a)	77,307	—	—	77,307
U.S. Government Obligations	—	45,789,851	—	45,789,851
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$174,659,792	$45,799,379	$1,133,003	$221,592,174

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended July 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/14	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 7/31/15	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 7/31/15

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Health Care Equipment and Supplies	$38,500	—	—	—	—	—	—	—	$38,500	—
Information Technology Software	1,900	—	$3,391	$ (1,900)	—	$(3,391)	—	—	—	—
Utilities
Independent Power Producers and Energy Traders	0	—	—	—	—	—	—	—	0	—

Total Common Stocks	40,400	—	3,391	(1,900)	—	(3,391)	—	—	38,500	—

Rights	5,674,099	—	806,490	59,893	$64,271	(5,510,250)	—	—	1,094,503	$84,933

TOTAL INVESTMENTS IN SECURITIES	$5,714,499	—	$809,881	$57,993	$64,271	$(5,513,641)	—	—	$1,133,003	$84,933

††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of July 31, 2015:

Description	Balance at 7/31/15	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Rights	$1,094,503	Last available closing price	Discount Range†	0%
All Other Investments (a)	38,500

	$1,133,003

(a)	Includes fair value securities of investments developed using various valuation techniques and unobservable inputs.
†	An increase in the discount range would result in a decrease in the value of the security. A decrease in the discount range would result in an increase in the value of the security.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options,

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at July 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. There were no forward foreign exchange contracts held at July 31, 2015.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At July 31, 2015, there were no securities sold short outstanding.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At October 31, 2014, the Fund had a net capital loss carryforward for federal income tax purposes of $23,887,581 which is available to reduce future required distributions of net capital gains to shareholders through 2017. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/17/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/17/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/17/2015

*	Print the name and title of each signing officer under his or her signature.